Payments, by Project - 12 months ended Dec. 31, 2024 - CAD ($)	Taxes	Royalties	Fees	Total Payments
South Railroad
Total	$ 44,546		$ 797,255	$ 841,801
Lewis
Total			124,114	124,114
Green Springs
Total			83,832	83,832
Camino Rojo
Total	$ 60,481,234	$ 1,541,502	$ 4,408,741	$ 66,431,477